UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3428

HIGH YIELD BOND TRUST

(Exact name of registrant as specified in charter)

One Cityplace, Hartford, CT 06103-3415

(Address of principal executive offices) (Zip code)

Elizabeth M. Forget

President

High Yield Bond Trust

260 Madison Avenue, 10th Floor

New York, NY 10016

(Name and Address of Agent for Service)

Copy to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 through June 30, 2005

Item 1. Proxy Voting Record.

Vote Summary Report

July 01, 2004 - June 30, 2005

High Yield Bond Trust

The Registrant held no voting securities for the twelve-month period ended June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGH YIELD BOND TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: August 26, 2005